Vanguard New York Municipal Money Market Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
New York Tax-Exempt Money Market Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.40%	1.82%	1.17%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.62%	2.00%	1.41%